The breakdown of “Personnel expenses” is as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wages and salaries	R$ 5,905,394	R$ 5,730,779	R$ 5,876,328
Social security costs	1,153,164	1,222,352	1,276,620
Benefits	1,434,815	1,390,044	1,491,485
Defined benefit pension plans (note 22)	6,415	6,892	10,917
Contributions to defined contribution pension plans	152,156	117,216	131,885
Share-based compensation	24,045	19,348	88,248
Training	54,858	49,037	66,215
Other personnel expenses	294,855	335,814	386,016
Total	R$ 9,025,702	R$ 8,871,482	R$ 9,327,714